STATEMENT OF INVESTMENTS
BNY Mellon International Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.1%
Australia - 5.4%
Aristocrat Leisure	427,027		8,603,301
Brambles	528,181		4,421,506
Macquarie Group	197,303		16,440,439
Northern Star Resources	1,100,559		7,480,316
South32	2,188,651		5,025,117
Woodside Petroleum	326,837		8,009,584
			49,980,263
Austria - 1.3%
OMV	258,296		12,124,078
Belgium - 1.2%
UCB	139,943		10,689,589
Denmark - .9%
Vestas Wind Systems	107,800		8,753,540
Finland - 1.2%
Nokia	2,260,876		11,307,712
France - 11.2%
Atos	129,002		9,797,578
BNP Paribas	236,281		10,769,243
Cie Generale des Etablissements Michelin	93,605		10,706,614
Edenred	206,726		9,440,545
Klepierre	308,156	[a]	10,478,093
LVMH Moet Hennessy Louis Vuitton	30,919		11,714,830
Sanofi	293,201		23,678,668
Vinci	144,275		14,240,963
Worldline	51,600	[b,c]	3,101,041
			103,927,575
Germany - 6.8%
Allianz	60,068		13,341,958
Deutsche Boerse	103,665		14,329,616
Deutsche Post	237,334		6,992,436
Deutsche Telekom	1,299,539		21,934,421
Evonik Industries	240,750		6,318,874
			62,917,305
Hong Kong - 3.0%
AIA Group	1,768,800		16,570,800
Sun Hung Kai Properties	683,500		10,804,099
			27,374,899

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Ireland - .8%
ICON	52,010	[c]	7,362,536
Italy - 3.6%
Enel	1,952,331		12,165,534
Leonardo	1,012,543		11,226,775
UniCredit	897,799		10,186,890
			33,579,199
Japan - 22.3%
Asahi Kasei	840,800		8,650,745
Bandai Namco Holdings	134,500		6,605,032
Chubu Electric Power	1,209,900		16,522,487
Denso	249,400		9,603,863
Fujitsu	132,600		8,971,855
Hitachi	494,600		16,664,623
ITOCHU	313,000		5,765,143
Mitsubishi Electric	1,111,300		13,793,448
Recruit Holdings	334,900		10,684,993
Seven & i Holdings	355,800		11,979,037
Shin-Etsu Chemical	80,400		6,660,579
Shionogi & Co.	285,400		15,542,692
Shiseido	174,500		12,517,278
Sony	421,600		20,278,616
Sumitomo Mitsui Financial Group	669,700		23,284,124
Suzuki Motor	301,600		14,365,897
Yamato Holdings	233,500		4,714,553
			206,604,965
Macau - .8%
Sands China	1,654,400		7,471,742
Netherlands - 8.2%
Heineken	145,879		15,303,213
ING Groep	975,771		10,533,961
Koninklijke Ahold Delhaize	488,418		10,975,486
Koninklijke DSM	82,011		9,216,656
NN Group	280,143		10,626,251
Royal Dutch Shell, Cl. B	613,960		19,144,044
			75,799,611
Portugal - .8%
Galp Energia	513,034		7,703,668
Singapore - 1.1%
United Overseas Bank	603,900		10,324,345
Spain - 4.7%
ACS Actividades de Construccion y Servicios	273,418		11,245,964
Amadeus IT Group	173,261		13,203,305
Banco Santander	2,865,821		12,623,698

Description		Shares		Value ($)
Common Stocks - 97.1% (continued)
Spain - 4.7% (continued)
Industria de Diseno Textil		225,064		6,042,780
				43,115,747
Sweden - 1.6%
Alfa Laval		294,799		6,045,276
Swedish Match		202,142		9,130,327
				15,175,603
Switzerland - 7.5%
Julius Baer Group		237,434	[c]	9,380,653
Lonza Group		45,730	[c]	14,046,410
Novartis		365,538		31,393,484
OC Oerlikon		446,287	[a]	4,867,339
STMicroelectronics		622,344		9,471,378
				69,159,264
United Kingdom - 14.7%
Anglo American		452,378	[a]	10,855,735
BAE Systems		1,820,274		10,427,082
BT Group		2,096,371		5,138,734
Bunzl		186,762		4,998,577
Cineworld Group		1,561,489		5,858,871
Diageo		362,580		15,241,577
Ferguson		186,547		12,049,441
Fiat Chrysler Automobiles		926,014		11,791,702
GlaxoSmithKline		676,176		13,056,868
Legal & General Group		4,314,607		14,016,057
Melrose Industries		1,986,851		4,107,333
Tesco		4,455,950		12,740,398
Unilever		268,151		16,371,918
				136,654,293
Total Common Stocks (cost $929,574,760)				900,025,934

Exchange-Traded Funds - .9%
United States - .9%
iShares MSCI EAFE ETF (cost $8,496,641)		128,283		8,133,142
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,610,759)	2.4	1,610,759	[d]	1,610,759

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $18,459,943)	2.4	18,459,943	[d]	18,459,943
Total Investments (cost $958,142,103)		100.2%		928,229,778
Liabilities, Less Cash and Receivables		(.2%)		(1,635,564)
Net Assets		100.0%		926,594,214

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $17,577,155 and the value of the collateral held by the fund was $18,459,943.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $3,101,041 or .33% of net assets.

c Non-income producing security.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	7,362,536	892,663,398	†	-	900,025,934
Exchange-Traded Funds	8,133,142	-		-	8,133,142
Investment Companies	20,070,702	-		-	20,070,702
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	6,087		-	6,087

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Fund

May 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Merrill Lynch, Pierce, Fenner & Smith
Euro	2,103,127	United States Dollar	2,343,998	6/3/19	6,087
Gross Unrealized Appreciation					6,087

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value

NOTES

of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2019, accumulated net unrealized depreciation on investments was $29,912,325, consisting of $54,996,642 gross unrealized appreciation and $84,908,967 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.